Business combination - Recognized amounts of assets acquired and liabilities (Details) - Liquid Retailers LLC	Feb. 28, 2026 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 27,616
Inventories	144,483
Trade and other payables	(129,395)
Advances from related parties	(75,000)
Long-term debt	(158,639)
Net identifiable assets (liabilities)	$ (190,935)